UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2023
New York Life Premier Variable Annuity- P Series
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account -III
This summary prospectus summarizes key features of the New York Life Premier Variable Annuity- P Series policies.
Before you invest, you should review the prospectus for the New York Life Premier Variable Annuity- P Series policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the contract online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries. You can also obtain this information at no cost by calling our New York Life Annuities Service Center at 1-800-762-6212 or by sending an email request with your name and mailing address to PremierPProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklifeannuities.com.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing.
All written service requests must be sent to the New York Life Annuities Service Center at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYL Annuities - TPD Mail Code7390 P.O. Box 7247 Philadelphia, PA 19170-7390	NYL Annuities - TPD 400 White Clay Center Drive Attn: LOCKBOX #7390 Newark, DE 19711
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.

Definitions

Accumulation Unit—An accounting unit we use to calculate the Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
Business Day(s)—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Good Order—We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
IPR—Investment Preservation Rider - P Series.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Policy Anniversary—An anniversary of the policy date shown on the Policy Data Page.
Policy Year—A year starting on the policy date. Subsequent Policy Years begin on each Policy Anniversary.
Portfolios—The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.
Separate Account—NYLIAC Variable Annuity Separate Account–III is a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.
Surrender Charge Free Amount—You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. The Surrender Charge Free Amount is equal to the greatest of: (i) ten percent of the Accumulation Value at the beginning of the Policy Year (or ten percent of the premium payment if the withdrawal is during the first Policy Year), less any prior partial withdrawals made during the Policy Year that were free of surrender charges, (ii) that portion of the Accumulation Value at the time of the withdrawal that exceeds the premium payment; and (iii) ten percent of the current Accumulation Value, less any prior partial withdrawals made during the Policy Year that were free of surrender charges.

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2022. This may not reflect all changes that have occurred since you purchased your policy.

Changes to Rules around Required Minimum Distributions (RMDs)
Effective January 1, 2023, the age when RMDs must begin for IRAs, SIMPLE IRAs,
SEP IRAs and TSAs has increased from 72 to 73. This change only applies if you attain age 72 on or after January 1, 2023. In general, the age when RMDs must begin will further increase to 75 for individuals who attain age 74 after 2032. All other requirements for the timing of RMDs remain the same. In addition, the excise tax on failure to take RMDs is reduced from 50 percent to 25 percent. If a failure to take
RMDs is corrected in a timely manner (as prescribed under the Internal Revenue
Code), the excise tax is further reduced from 25 percent to 10 percent.

Important Information You Should Consider About The Policy

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount within 7 years following your premium payment, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first two Policy Year(s) declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first two Policy Years, you could pay a surrender charge of up to
$7,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as when you transfer cash value between
investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. Currently, the policy offers only one Investment Division. In the future we may make additional Investment Divisions available.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses

ANNUAL FEE	Minimum	Maximum
Base contract[1]	1.00%	1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.80%	0.80%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Investment Preservation Rider – P Series (IPR)[3]	0.70%	0.70%	CHARGES AND DEDUCTIONS – Charge for the Investment Preservation Rider – P Series

1 As an annualized percentage of daily Accumulation Value.
2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2022 and will change from year to year. The minimum will be lower for California residents over 60 who choose to allocate to the Fidelity VIP Government Money Market
Portfolio during the Free Look period.
3 As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $2,272.00	HIGHEST ANNUAL COST $2,272.00

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. You will not receive a benefit under the IPR rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of
available (e.g., Portfolios)
•You should review the prospectuses for the available Portfolios before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to the
Depositor, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the New York Life Annuities Service Center at
800-762-6212.
PRINCIPAL RISKS

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•The policy invests exclusively in the Fidelity VIP FundsManager 60%
Portfolio, except that investors in California who are Age 60 and over can invest in the Fidelity VIP Government Money Market Portfolio during the Free Look period. If you are not satisfied with the performance of the available Portfolios, there are no alternative investments within the Policy.
•We may choose to add Investment Divisions in the future. If we do, we reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close or substitute for the current available Portfolios as investment options that are available under the policy.
•If we substitute shares of the current available Portfolios with shares of a replacement portfolio, the replacement portfolio may or may not be substantially similar. The effect of any substitution on the value of your policy and the IPR will depend on a variety of factors, such as the relative performance of the replaced and replacement portfolios, which we cannot predict. A substitution to another portfolio could have a materially negative effect on the value of your policy.
PRINCIPAL RISKS THE POLICIES—Policy Application and Premium Payments, Transfers and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNT— Additions, Deletions, or Substitutions of Investments
Investment Preservation Rider – P Series (IPR)
•The IPR is included with all policies; you cannot purchase the policy without the IPR.
•The IPR may be cancelled only under certain limited circumstances.
•The IPR provides no benefits if you surrender the Policy before the
Policy Anniversary when you are eligible to receive a potential one-time adjustment to your Accumulation Value.
•A withdrawal could reduce the value of the potential benefit under the
IPR by more than the dollar amount of the withdrawal.
DESCRIPTION OF BENEFITS
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax–qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.
•A premium payment made on a pre–tax basis as well as earnings on your policy will be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59-½.
FEDERAL TAX MATTERS

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset–based
compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the specific payment arrangements of the broker-dealer your registered representative works for. This compensation may differ from the compensation paid by other companies for sales of their products.
Differences in compensation have the potential to influence the recommendation made by your registered representative or
broker-dealer. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Exchanges
Your registered representatives may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax–Free Section 1035 Exchanges

Appendix 1
Portfolios Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at 800–762–6212 or by sending an email request with your name and mailing address to PremierPProspectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
The Fidelity® VIP Government Money Market Portfolio is available only during the Free Look period and only to California purchasers who are Age 60 or over.
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Investor Class Adviser: Fidelity Management & Research Company LLC (“FMR”)	0.75%	(15.06)%	4.37%	6.66%
Money Market	Fidelity® VIP Government Money Market Portfolio — Investor Class Adviser: FMR / Subadvisers: Other investment advisers	0.27%	1.42%	1.07%	0.62%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2022 reflect temporary fee reductions under such an arrangement.
Appendix 1-1

This Summary Prospectus incorporates by reference the New York Life Premier Variable Annuity- P Series full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2023, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/premier-pseries. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000207404